Amounts Due to Related Parties (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due to related parties		$ 3,378,031	$ 3,563,683
Mr. Song [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	1,010,041	2,921,639
Vision Capital Profits Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[2]	1,751,395
Thumb Beijing Branch [Member]
Related Party Transaction [Line Items]
Amounts due to related parties			612,103
Thumb Shenzhen Branch [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		611,266	29,941
Mrs Song [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[3]	$ 5,329

[1]	The spouse of Mr. Song.
[2]	Vision Capital Profits Limited is controlled by Mr. Song.
[3]	The Company's CEO